Fair Value Measurement (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Accrued interest		$ 298
Change in fair value		$ (8,954)
Warrant issued	5,200,000